Northern Lights Fund Trust II

Hundredfold Select Alternative Fund

 Hundredfold Select Global Fund

Hundredfold Select Equity Fund

Incorporated herein by reference is the definitive version of the prospectus for the Hundredfold Select Alternative Fund, Hundredfold Select Global Fund, Hundredfold Select Equity Fund  filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 2, 2013 (SEC Accession No. 0000910472-13-000004).